ACCOUNTS AND NOTES RECEIVABLE, NET - Accounts and notes receivable due (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Balance at beginning of the year	¥ 99,620	$ 14,444	¥ 68,921	¥ 67,828
Allowance for doubtful debt	134,569		99,620	68,921
Additional due to business combination			16,256
Additional provision charged to expense	34,949	5,067	14,990	2,393
Write-off of accounts receivable			(547)	(4,040)
Balance at end of the year	¥ 134,569	$ 19,511	99,620	68,921
Cumulative Effect, Period of Adoption, Adjustment [Member]
Balance at beginning of the year			¥ 2,740
Allowance for doubtful debt				2,740
Balance at end of the year				¥ 2,740